SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

13. SUBSEQUENT EVENTS

On April 2, 2024 the Company entered into a promissory note in the principal amount of $200,000 with an existing investor. The maturity of the promissory note is June 30, 2024 and carries an interest rate of 16% per annum with interest and principal due at maturity. The note is subordinate to the Company’s senior lenders.

On April 29, 2024 the Company entered into a promissory note in the principal amount of $250,000 with an existing related party investor. The maturity of the promissory note is May 31, 2024 and carries an interest rate of 12% per annum. The note is subordinate to the Company’s senior lenders.

On May 8, 2024, The Company executed a securities purchase agreement (the “Purchase Agreement”) with an institutional investor (the “Investor”). Pursuant to the terms and conditions of the Purchase Agreement, the Investor agreed to purchase from the Company unsecured convertible notes in the aggregate principal amount of $304,700. At closing an aggregate principal amount of $304,700 will be issued upon the satisfaction of certain customary closing conditions in exchange for aggregate gross proceeds of $277,000, representing an original issue discount of 10%. On such date, the Company will also issue the Investors 17,034 shares of Company common stock (the “Commitment Shares”). The Note will mature 12 months from its respective issuance date (the “Maturity Date”), unless earlier converted. Commencing on the six-month anniversary of the issue date, the Company will be required to make monthly amortization payments pursuant to the Note of approximately 1/6th of the principal amount of the Note per month (the “Amortization Payments”). The Note will be the Company’s unsecured obligations and equal in right of payment with all of our other indebtedness and other indebtedness of any of our subsidiaries. The Notes were issued with an original issue discount of 10.0% per annum, and will not accrue additional interest during the term; provided that the interest rate of the Notes will automatically increase to 16% per annum (the “Default Rate”) upon the occurrence and continuance of an event of default. Each holder of Note may convert all, or any part, of the outstanding Note, at any time at such holder’s option, into shares of the Company’s common stock at an initial “Conversion Price” of $1,416 per share, which is subject to proportional adjustment upon the occurrence of any stock split, stock dividend, stock combination and/or similar transactions. With limited exceptions, if the Company at any time while a Note is outstanding, issues any common stock or securities entitling any person or entity to acquire shares of common stock (upon conversion, exercise or otherwise), at an effective price per share less than the Conversion Price then the Conversion Price shall be reduced to the same price as the new investment. A holder shall not have the right to convert any portion of a Note to the extent that, after giving effect to such conversion, the holder (together with certain related parties) would beneficially own in excess of 4.99%, or the “Maximum Percentage”, of shares of the Company’s common stock outstanding immediately after giving effect to such conversion. If the Company fails to make any Amortization Payments when due, then each holder may alternatively elect to convert all or any portion of such holder’s Notes at a conversion price equal to the lesser of (i) the Conversion Price, and (ii) 90% of the lowest VWAP of the common stock during the five (5) consecutive trading days immediately prior to such conversion. The Company received a waiver for untimely filing of its regulatory reporting requirements from the lender.

On May 13, 2024 with an effective date of May 1, 2024, the Company entered into a Note Amendment with a related party for the extension of a Promissory Note in the original amount of $260,000 with an original maturity date of April 30, 2024 to be extended to July 31, 2024. In consideration for the extension the Company will issue the holder 36,648 restricted shares of common stock at maturity. The inducement shares are subject to the Company’s ability to issue such shares in compliance with Nasdaq Listing Rule 5635(d) which will require the approval by the Company’s shareholders of certain proposals to be considered at the Company’s 2024 Annual Meeting to be held on May 31, 2024. To the extent the Company is unable to issue the Inducement Shares in compliance with Nasdaq Listing Rule 5635(d), the Company’s obligation to issue the Inducement Shares shall be tolled until such time as the Company is able to issue such Inducement Shares. The promissory note is subordinated to the Company’s senior lender.

On May 13, 2024 with an effective date of May 1, 2024, the Company entered into a Note Amendment with a related party for the extension of a Convertible Promissory Note in the original amount of $200,000 with an original maturity date of April 30, 2024 to be extended to July 31, 2024. In consideration for the extension the Company will issue the holder 28,625 restricted shares of common stock at maturity. The inducement shares are subject to the Company’s ability to issue such shares in compliance with Nasdaq Listing Rule 5635(d) which will require the approval by the Company’s shareholders of certain proposals to be considered at the Company’s 2024 Annual Meeting to be held on May 31, 2024. To the extent the Company is unable to issue the Inducement Shares in compliance with Nasdaq Listing Rule 5635(d), the Company’s obligation to issue the Inducement Shares shall be tolled until such time as the Company is able to issue such Inducement Shares. The convertible promissory note is subordinated to the Company’s senior lender.

On May 13, 2024, the Company entered into a Note Amendment with an extension of a Convertible Promissory Note in the original amount of $350,000 with an original maturity date of May 13, 2024 to be extended to July 31, 2024. In consideration for the extension the Company will issue the holder 51,539 restricted shares of common stock at maturity. The inducement shares are subject to the Company’s ability to issue such shares in compliance with Nasdaq Listing Rule 5635(d) which will require the approval by the Company’s shareholders of certain proposals to be considered at the Company’s 2024 Annual Meeting to be held on May 31, 2024. To the extent the Company is unable to issue the Inducement Shares in compliance with Nasdaq Listing Rule 5635(d), the Company’s obligation to issue the Inducement Shares shall be tolled until such time as the Company is able to issue such Inducement Shares. The convertible promissory note is subordinated to the Company’s senior lender.

14. SUBSEQUENT EVENTS

On January 1, 2024, the Company entered into an Asset Purchase Agreement  with Ally Commerce, Inc. dba FeatherPay ( “FeatherPay”). FeatherPay was engaged in the business of healthcare billing and payment processing.  As consideration for the acquired assets: (i) the Company paid to FeatherPay $500,000 in cash, and (ii) the Company agreed to issue to FeatherPay’s stockholders an aggregate of $4,800,000 worth of shares (the “Stock Consideration”) of Company’s Series A Preferred Stock, par value $0.0001 at $10.00 per share totaling 480,000 shares. The transactions contemplated by the Agreement were consummated concurrent with the execution of the Agreement, and the shares of the Company’s Series A Preferred Stock were issued to the Seller’s stockholders pursuant to the exemption from registration set forth in Section 4(a)(2) of the Securities Act of 1933, as amended.

In connection with the issuance of the Stock Consideration, and concurrent with the execution of the Agreement, the Company and FeatherPay’s stockholders entered into a Subscription Agreement, dated January 1, 2024 (the “Subscription Agreement”), whereby the Company will issue the Series A Preferred Stock to the FeatherPay’s’s stockholders. The Company’s Series A Preferred Stock have the rights, preferences, powers, privileges and restrictions, qualifications and limitations as set forth in the Company’s final prospectus and definitive proxy statement dated July 11, 2023. Pursuant to the Subscription Agreement, the Subscribers’ (as defined in the Subscription Agreement) ability to convert the Series A Preferred Stock into shares of the Company’s Common Stock, par value $0.0001, is limited to the extent that such conversion would not require approval of the Company’s stockholders in connection with the rules of the Nasdaq Stock Market. In the event that such conversion is limited by the Subscription Agreement, the Company shall seek shareholder approval of such conversions, and in no event more than 180 days following the date that such securities would have otherwise been convertible into share of the Company’s Common Stock.

On January 1, 2024, the Company entered into an Asset Purchase Agreement with Teamworx LLC (“Teamworx”). Teamworx was engaged in the business of healthcare billing and payment processing.  Pursuant to the Agreement, the Company purchased the assets of the Seller utilized in the Seller’s business. As consideration for the acquired assets: (i) the Company paid to Seller $125,000 in cash, and (ii) the Company agreed to issue to Seller $575,000 worth of shares of Company Series A Preferred Stock at $10.00 per share totaling 57,500 shares. The shares of Company Series A Preferred Stock will be issued to the Seller pursuant to the exemption from registration set forth in Section 4(a)(2) of the Securities Act of 1933, as amended.  The Seller agreed to cover their cash consideration into a Note Payable maturing on January 31, 2024 without any interest. On February 1, 2024 the Seller agreed to a new Note Payable with 12% annual interest maturing February 29, 2024. On February 28, 2024 the Seller agreed to extend the maturing date to March 31, 2024

In connection with the issuance of the Stock Consideration, and concurrent with the execution of the Agreement, the Company and Seller’s stockholders entered into a Subscription Agreement, dated January 1, 2024 (the “Subscription Agreement”), whereby the Company will issue the Series A Preferred Stock to the Seller’s stockholders. The Company’s Series A Preferred Stock have the rights, preferences, powers, privileges and restrictions, qualifications and limitations as set forth in the Company’s final prospectus and definitive proxy statement dated July 11, 2023. Pursuant to the Subscription Agreement, the Subscribers’ (as defined in the Subscription Agreement) ability to convert the Series A Preferred Stock into shares of the Company’s Common Stock, par value $0.0001, is limited to the extent that such conversion would not require approval of the Company’s stockholders in connection with the rules of the Nasdaq Stock Market. In the event that such conversion is limited by the Subscription Agreement, the Company shall seek shareholder approval of such conversions, and in no event more than 180 days following the date that such securities would have otherwise been convertible into share of the Company’s Common Stock.

On January 1, 2024, the Company entered into an Asset Purchase Agreement  with Verifi Dental, Limited (the “Seller”). The Seller was engaged in the business of healthcare billing and payment processing. As consideration for the acquired assets: (i) the Company paid to Seller $360,000 in cash, and (ii) the Company agreed to issue to Seller $840,000 worth of shares of Company Series A Preferred Stock at $10.00 per share totaling 84,000 shares. The shares of Company Series A Preferred Stock will be issued to the Seller pursuant to the exemption from registration set forth in Section 4(a)(2) of the Securities Act of 1933, as amended.

In connection with the issuance of the Stock Consideration, and concurrent with the execution of the Agreement, the Company and Seller’s stockholders entered into a Subscription Agreement, dated January 1, 2024 (the “Subscription Agreement”), whereby the Company will issue the Series A Preferred Stock to the Seller’s stockholders. The Company’s Series A Preferred Stock have the rights, preferences, powers, privileges and restrictions, qualifications and limitations as set forth in the Company’s final prospectus and definitive proxy statement dated July 11, 2023. Pursuant to the Subscription Agreement, the Subscribers’ (as defined in the Subscription Agreement) ability to convert the Series A Preferred Stock into shares of the Company’s Common Stock, par value $0.0001, is limited to the extent that such conversion would not require approval of the Company’s stockholders in connection with the rules of the Nasdaq Stock Market. In the event that such conversion is limited by the Subscription Agreement, the Company shall seek shareholder approval of such conversions, and in no event more than 180 days following the date that such securities would have otherwise been convertible into share of the Company’s Common Stock.

On February 1, 2024, the Company entered into a securities purchase agreement with an investor, pursuant to which the Company issued the investor a convertible note in principal amount of $50,000 in exchange for $50,000. The maturity of the convertible note is February 1, 2025 and carries an interest rate of 12% per annum and is initially convertible into Company common stock at a conversion rate equal to 120% of the closing price of the Company’s common stock on the date of issuance. The convertible note is being sold and issued without registration under the Securities Act of 1933, as amended (the “Securities Act”), in reliance on the exemptions provided by Section 4(a)(2) of the Securities Act and Rule 506 of Regulation D promulgated under the Securities Act as sales to an accredited investor, and in reliance on similar exemptions under applicable state laws.

On February 1, 2024, the Company entered into a securities purchase agreement with an investor, pursuant to which the Company issued the investor a convertible note in principal amount of $5,000 in exchange for $5,000. The maturity of the convertible note is February 1, 2025 and carries an interest rate of 12% per annum and is initially convertible into Company common stock at a conversion rate equal to 120% of the closing price of the Company’s common stock on the date of issuance. The convertible note is being sold and issued without registration under the Securities Act of 1933, as amended (the “Securities Act”), in reliance on the exemptions provided by Section 4(a)(2) of the Securities Act and Rule 506 of Regulation D promulgated under the Securities Act as sales to an accredited investor, and in reliance on similar exemptions under applicable state laws.

On February 9, 2024, the Company issued a convertible note entered into a securities purchase agreement with an investor with an effective date of December 29, 2023, pursuant to which the Company in principal amount of $473,743 in exchange for the conversion of a payable in the amount of $473,743. The maturity of the convertible note is June 1, 2024 and carries an interest rate of 12% per annum and is convertible into Company common stock at a conversion rate equal to 100% of the closing price of the Company’s common stock on December 29, 2023, provided such conversion right is subject to approval of the transaction by the Company’s shareholders.

On February 12, 2024, the Company entered into a Forbearance Agreement with its senior secured lender whereby the Company agreed to make $300,000 payment to cure certain defaults under the original Loan Agreement. In addition the Company agreed to increase the default rate of interest in the Loan Agreement, report certain financial and cash metrics on a weekly basis, budgetary updates as well as pay down of balance of 10% of all financing raised over $500,000, in exchange for interest only payments until July 2024 and waiver of all covenants.

As discussed in Note 4 – Stockholder’s Equity, on February 14, 2024, the Company provided termination notification Arena for the Purchase Agreement entered into by the parties on September 12, 2023 with an effective date of February 15, 2024. There were no penalties associated with the termination. The Company expensed the balance of the deferred financing fees it had capitalized associated with the transaction.

On February 26, 2024, The Company executed a securities purchase agreement (the “Purchase Agreement”) with certain institutional investors (the “Investors”). Pursuant to the terms and conditions of the Purchase Agreement, the Investors agreed to purchase from the Company unsecured convertible notes in the aggregate principal amount of up to $2,375,000. The Purchase Agreement contemplates funding of the investment across two tranches. At the first closing (the “Initial Closing”) an aggregate principal amount of $1,375,000 will be issued upon the satisfaction of certain customary closing conditions in exchange for aggregate gross proceeds of $1,250,000, representing an original issue discount of 10%. On such date (the “Initial Closing Date”), the Company will also issue the Investors 85,174 shares of Company common stock (the “Commitment Shares”). Subject to satisfying the conditions discussed below, the Company has the right under the Purchase Agreement, but not the obligation, to require that the Investors purchase additional Notes at one additional closing. Upon notice, the Company may require that the Investors purchase an additional aggregate principal amount of $1,100,000 of Notes, in exchange for aggregate gross proceeds of $1,000,000, if, among other items, (i) the Registration Statement (as described below) is effective; and (ii) the Shareholder Approval (as described below) has been obtained. The Notes will mature 12 months from their respective issuance date (the “Maturity Date”), unless earlier converted. Commencing on the six-month anniversary of the issue date, the Company will be required to make monthly amortization payments pursuant to the Note of approximately 1/6th of the principal amount of the Note per month (the “Amortization Payments”). The Notes will be the Company’s unsecured obligations and equal in right of payment with all of our other indebtedness and other indebtedness of any of our subsidiaries. The Notes were issued with an original issue discount of 10.0% per annum, and will not accrue additional interest during the term; provided that the interest rate of the Notes will automatically increase to 16% per annum (the “Default Rate”) upon the occurrence and continuance of an event of default. Each holder of Notes may convert all, or any part, of the outstanding Notes, at any time at such holder’s option, into shares of the Company’s common stock at an initial “Conversion Price” of $1.848 per share, which is subject to proportional adjustment upon the occurrence of any stock split, stock dividend, stock combination and/or similar transactions. With limited exceptions, if the Company at any time while a Note is outstanding, issues any common stock or securities entitling any person or entity to acquire shares of common stock (upon conversion, exercise or otherwise), at an effective price per share less than the Conversion Price then the Conversion Price shall be reduced to the same price as the new investment.  A holder shall not have the right to convert any portion of a Note to the extent that, after giving effect to such conversion, the holder (together with certain related parties) would beneficially own in excess of 4.99%, or the “Maximum Percentage”, of shares of the Company’s common stock outstanding immediately after giving effect to such conversion. If the Company fails to make any Amortization Payments when due, then each holder may alternatively elect to convert all or any portion of such holder’s Notes at a conversion price equal to the lesser of (i) the Conversion Price, and (ii) 90% of the lowest VWAP of the common stock during the five (5) consecutive trading days immediately prior to such conversion. The Company received a waiver for untimely filing of its regulatory reporting requirements from the lender.

On March 29, 2024the Company’s Board of Directors upon the recommendation of the Compensation Committee of the Board, approved the amendment of the Company’s 2023 Stock Plan (the “Plan”), subject to approval by the Company’s stockholders at its 2024 Annual Meeting of Stockholders (the “Annual Meeting”), to increase the aggregate number of shares of Company common stock that may be issued pursuant to Awards (as defined in the Plan) by 11,000,000 shares (the “Plan Amendment”).

On March 29, 2024, the Compensation Committee approved a management incentive plan pursuant to which it agreed to issue ten-year options with an immediate vest to purchase shares of Company common stock at an exercise price of $3.10 per share, subject to the approval of the Plan Amendment at the Annual Meeting, to the following officers, among other employees, (i) Robert McDermott, Chief Executive Officer and President – options to purchase 1,817,742 shares of Company common stock; (ii) Archit Shah, Chief Financial Officer – options to purchase 482,259 shares of Company common stock; (iii) David Fidanza, Chief Information Officer – options to purchase 352,420 shares of Company common stock; (iv) Muralidar Chakravarthi, Chief Technology Officer – options to purchase 352,420 shares of Company common stock; (v) Jeffrey Stellinga, Vice President – options to purchase 352,420 shares of Company common stock.

On April 2, 2024 the Company entered into a promissory note in the principal amount of $200,000 with an existing investor. The maturity of the promissory note is June 30, 2024 and carries an interest rate of 12% per annum. The note is subordinate to the Company’s senior lenders.

On April 8, 2024 with an effective date of January 1, 2024, the Company entered into a securities purchase agreement with a related party pursuant to which the Company issued the related party a convertible note in the principal amount of $200,000 in exchange for $200,000. The maturity of the convertible note is April 30, 2024 and carries an interest rate of 12% per annum and is initially convertible into Company common stock at a conversion rate equal to 120% of the closing price of the Company’s common stock on the date of issuance. In conjunction with the April 8, 2024 Note, we issued the investor a five-year warrant to purchase 30,000 shares of our common stock with an exercise price of $1.50.

On April 8, 2024 with an effective date of January 1, 2024, the Company entered into a securities purchase agreement with a related party pursuant to which the Company issued the related party a promissory note in the principal amount of $260,000 in exchange for $260,000. The maturity of the promissory note is April 30, 2024 and carries an interest rate of 20% per annum. In conjunction with the April 8, 2024 Note, we issued the investor a five-year warrant to purchase 39,000 shares of our common stock with an exercise price of $1.50.